Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement
14.
FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measures variable rate financial instruments and equity securities with readily determinable fair value at fair value on a recurring basis in accordance with ASC 820-10. Equity securities with readily determinable fair value classified within Level 1 are valued using quoted market prices currently available. Variable rate financial instruments classified within Level 2 are valued using directly or indirectly observable inputs in the market place.

As of December 31, 2021 and 2022, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2021	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	184,159	—	184,159	—
Total	184,159	—	184,159	—

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2022	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	70,542	—	70,542	—
Long-term investments
Equity securities with readily determinable fair value	12,622	12,622	—	—
Total	83,164	12,622	70,542	—

Measured or disclosed at fair value on a non-recurring basis

The Group measures long-term investments (excluding the equity securities with readily determinable fair values) at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. Refer to Note 8 for impairment on long-term investments.